United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                   Certified Shareholder Report of Registered
                         Management Investment Companies




                                    811-8519

                      (Investment Company Act File Number)


                              Federated Core Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 12/31/05


               Date of Reporting Period: Six months ended 6/30/05
                            ------------------------







Item 1.     Reports to Stockholders



FEDERATED MORTGAGE CORE PORTFOLIO

SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE






Financial Highlights
(For a Share Outstanding Throughout Each Period)




                         Six
                         Months
                         Ended
                       (unaudited)                        Year Ended December 31,
                         6/30/2005     2004          2003         2002         2001         2000


Net Asset Value,
Beginning
of Period                $10.18        $10.19        $10.32       $10.04       $9.89        $9.55
Income From
Investment Operations:
Net investment income    0.26          0.50          0.48         0.61         0.66         0.68
Net realized and
unrealized gain (loss)
on investments           (0.05)        (0.01)        (0.13)       0.31         0.15         0.34
TOTAL FROM
INVESTMENT OPERATIONS    0.21          0.49          0.35         0.92         0.81         1.02
Less Distributions:
Distributions from net
investment income        (0.26)        (0.50)        (0.48)       (0.61)       (0.66)       (0.68)
Distributions from net
realized gain on
investments              --             --           (0.00)1      (0.03)       --            --
TOTAL DISTRIBUTIONS      (0.26)        (0.50)        (0.48)       (0.64)       (0.66)       (0.68)
Net Asset Value, End
of Period                $10.13        $10.18        $10.19       $10.32       $10.04       $9.89
Total Return2            2.06%         4.95%         3.52%        9.43%        8.37%        11.15%
Ratios to Average Net
Assets:
Expenses                 0.03%3        0.03%         0.03%        0.04%        0.04%        0.05%
Net investment income    5.14%3        4.93%         4.67%        6.00%        6.56%        7.09%
Expense
waiver/reimbursement4    0.08%3        0.08%         0.08%        0.08%        0.08%        0.08%
Supplemental Data:
Net assets, end of
period (000 omitted)     $882,246      $790,927      $767,012     $601,217     $453,784     $371,659
Portfolio turnover       37%           47%           90%          84%          93%          81%


1    Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3    Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements





SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.




                                 Beginning          Ending
                               Account Value     Account Value   Expenses Paid
                                  1/1/2005         6/30/2005     During Period1
Actual                             $1,000          $1,020.60         $0.15
Hypothetical (assuming a
5% return before
expenses) $1,000 $1,024.65 $0.15 1 Expenses are equal to the Fund's annualized expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).





Portfolio of Investments Summary Table
At June 30, 2005, the Fund's portfolio composition1 was as follows:

                                                         Percentage of
Sector                                                 Total Net Assets
Federal National Mortgage Association (FNMA) MBS             58.4%
Federal Home Loan Mortgage Corporation (FHLMC) MBS           35.4%
Government National Mortgage Association (GNMA)
MBS                                                          5.6%
Repurchase Agreements - Cash                                 2.7%
Repurchase Agreements - Collateral2                          16.7%
Other Assets and Liabilities - Net3                         (18.8)%
Total                                                       100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Includes repurchase agreements purchased with cash collateral or proceeds received in dollar roll transactions, as well as cash covering when issued and delayed delivery transactions.

3    See Statement of Assets and Liabilities.




Portfolio of Investments
June 30, 2005 (unaudited)

    Principal
    Amount                                                                     Value


                       MORTGAGE-BACKED SECURITIES--99.4%
                       Federal Home Loan Mortgage Corporation--35.4%
$   71,883,823    1    4.500%, 1/1/2019 - 7/1/2035                          $  71,456,590
    92,799,414         5.000%, 7/1/2019 - 4/1/2034                             93,142,086
    104,908,038   1    5.500%, 4/1/2014 - 7/1/2035                             106,649,754
    19,008,950         6.000%, 5/1/2014 - 4/1/2035                             19,569,670
    14,085,773         6.500%, 7/1/2014 - 11/1/2032                            14,603,686
    2,975,594          7.000%, 12/1/2011 - 4/1/2032                            3,136,481
    1,595,753          7.500%, 12/1/2022 - 7/1/2031                            1,712,835
    1,325,766          8.000%, 11/1/2009 - 3/1/2031                            1,433,316
    42,456             8.500%, 9/1/2025                                        46,238
    85,218             9.000%, 5/1/2017                                        95,084
    3,306              9.500%, 4/1/2021                                        3,750
                       Total                                                   311,849,490
                       Federal National Mortgage Association--58.4%
    25,928,719    1    4.500%, 9/1/2010 - 7/1/2020                             25,804,377
    136,051,647   1    5.000%, 4/1/2018 - 8/1/2035                             136,960,502
    206,563,429   1    5.500%, 2/1/2009 - 7/1/2035                             210,014,590
    97,687,945         6.000%, 7/1/2006 - 4/1/2035                             100,313,128
    23,885,853         6.500%, 5/1/2006 - 11/1/2032                            24,768,354
    13,281,862         7.000%, 2/1/2008 - 8/1/2032                             14,016,026
    2,721,934          7.500%, 6/1/2011 - 6/1/2033                             2,897,392
    694,779            8.000%, 7/1/2023 - 3/1/2031                             754,536
    4,212              8.500%, 3/1/2030                                        4,589
    46,539             9.000%, 11/1/2021 - 6/1/2025                            51,231
                       Total                                                   515,584,725
                       Government National Mortgage Association--5.6%
    16,831,044         5.000%, 12/20/2032 - 6/20/2034                          16,985,786
    7,485,275          5.500%, 5/20/2035                                       7,637,319
    11,379,668         6.000%, 10/15/2028 - 1/15/2033                          11,769,725
    3,728,145          6.500%, 10/15/2028 - 2/15/2032                          3,911,898
    3,878,496          7.000%, 11/15/2027 - 2/15/2032                          4,123,198
    1,549,047          7.500%, 6/20/2007 - 1/15/2031                           1,668,869
    1,818,502          8.000%, 2/15/2010 - 11/15/2030                          1,966,707
    775,373            8.500%, 3/15/2022 - 11/15/2030                          843,052
    34,478             9.000%, 10/15/2016 - 6/15/2025                          37,803
    4,893              9.500%, 10/15/2020                                      5,429
    459,285            12.000%, 4/15/2015 - 6/15/2015                          545,201
                       Total                                                   49,494,987
                       Total Mortgage-Backed Securities (identified cost
                       $865,947,582)                                           876,929,202
                       REPURCHASE AGREEMENTS--19.4%
    23,526,000         Interest in $1,593,000,000 joint repurchase
                       agreement with BNP Paribas Securities Corp.,
                       3.450%, dated 6/30/2005 to be repurchased at
                       $23,528,255 on 7/1/2005, collateralized by
                       U.S. Government Agency Obligations with various
                       maturities to 11/1/2035, collateral market value
                       $1,633,156,051                                          23,526,000
    118,250,000   2,3  Interest in $289,000,000 joint repurchase agreement
                       with CS First Boston Corp., 3.145%, dated 6/13/2005
                       to be repurchased at $118,570,244 on 7/14/2005,
                       collateralized by U.S. Government Agency
                       Obligations with various maturities to 6/1/2035,
                       collateral market value $300,741,469                    118,250,000
    29,000,000    2,3  Interest in $68,000,000 joint repurchase agreement
                       with UBS Securities LLC, 3.170%, dated 6/16/2005 to
                       be repurchased at $29,084,269 on 7/19/2005,
                       collateralized by U.S. Government Agency
                       Obligations with various maturities to 3/25/2030,
                       collateral market value $70,044,413                      29,000,000
                       Total repurchase agreements (at amortized cost)         170,776,000
                       Total Investments---118.8% (identified cost
                       $1,036,723,582)4                                        1,047,705,202
                       other assets and liabilities--net--(18.8)%                (165,458,897)
                       total net assets---100%                               $  882,246,305






1 All or a portion of these securities may be subject to dollar roll transactions.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3    Security held as collateral for dollar roll transactions.

4    The cost of investments for federal tax purposes amounts to $1,036,723,582.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.



See Notes which are an integral part of the Financial Statements






Statement of Assets and Liabilities
June 30, 2005 (unaudited)

Assets:
Investments in repurchase agreements          $  170,776,000
Investments in securities                        876,929,202
Total investments in securities, at value
(identified cost $1,036,723,582)                                   $  1,047,705,202
Cash                                                                  856
Income receivable                                                     3,457,922
Receivable for investments sold                                       35,039,606
Total assets                                                          1,086,203,586
Liabilities:
Payable for investments purchased             $  55,082,958
Income distribution payable                      270,209
Payable for dollar roll transactions             148,562,057
Accrued expenses                                 42,057
Total liabilities                                                     203,957,281
Net assets for 87,082,918 shares
outstanding                                                        $  882,246,305
Net Assets Consist of:
Paid in capital                                                    $  879,334,935
Net unrealized appreciation of investments                            10,981,620
Accumulated net realized loss on
investments                                                           (8,160,448)
Undistributed net investment income                                   90,198
Total Net Assets                                                   $  882,246,305
Net Asset Value, Offering Price and
Redemption Proceeds
Per Share:
$882,246,305 / 87,082,918 shares
outstanding, no par value, unlimited
shares authorized                                                     $10.13

See Notes which are an integral part of the Financial Statements






Statement of Operations
Six Months Ended June 30, 2005 (unaudited)

Investment Income:
Interest (net of dollar roll expense of
$1,271,983)                                                       $  21,905,011
Expenses:
Administrative personnel and services fee
(Note 5)                                       $  340,602
Custodian fees                                    26,222
Transfer and dividend disbursing agent fees
and expenses                                      8,069
Directors'/Trustees' fees                         4,981
Auditing fees                                     8,191
Legal fees                                        3,127
Portfolio accounting fees                         63,225
Insurance premiums                                7,258
Miscellaneous                                     922
Total expenseS                                    462,597
Waiver of administrative personnel and
services fee (Note 5)                             (340,602)
Net expenses                                                         121,995
Net investment income                                                21,783,016
Realized and Unrealized Loss on Investments:
Net realized loss on investments                                     (2,045,070)
Net change in unrealized appreciation of
investments                                                          (1,576,459)
Net realized and unrealized loss on
investments                                                          (3,621,529)
Change in net assets resulting from operations                    $  18,161,487

See Notes which are an integral part of the Financial Statements






Statement of Changes in Net Assets

                                                                Six Months
                                                                Ended
                                                                (unaudited) Year
                                                                Ended 6/30/2005
                                                                12/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income                                        $  21,783,016       $  37,960,115
Net realized loss on investments                                (2,045,070)         (5,221,974)
Net change in unrealized appreciation/depreciation of
investments                                                     (1,576,459)         4,349,401
Change in net assets resulting from operations                  18,161,487          37,087,542
Distributions to Shareholders:
Distributions from net investment income                        (21,747,017)        (38,059,343)
Share Transactions:
Proceeds from sale of shares                                    151,060,952         82,966,155
Net asset value of shares issued to shareholders in
payment of distributions declared                               20,241,002          36,061,020
Cost of shares redeemed                                         (76,397,000)        (94,140,417)
Change in net assets resulting from share transactions          94,904,954          24,886,758
Change in net assets                                            91,319,424          23,914,957
Net Assets:
Beginning of period                                             790,926,881         767,011,924
End of period (including undistributed net investment
income of $90,198 and
$54,199, respectively)                                       $  882,246,305      $  790,926,881

See Notes which are an integral part of the Financial Statements





NOTES TO FINANCIAL STATEMENTS


June 30, 2005 (unaudited)

1.   ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios, Federated Mortgage Core Portfolio (the "Fund") and High-Yield Bond Portfolio. The financial statements included herein are only those of the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to provide total return by investing in U.S. Treasury bills, notes, bonds, discount notes and mortgage-backed securities issued or guaranteed by the U.S. government. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the Securities Act of 1933.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.


Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization / Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.


Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended June 30, 2005 was as follows:

Maximum amount outstanding during the period $165,984,119 Average amount outstanding during the period1 $91,585,951 Average shares outstanding during the period 84,637,149 Average debt per shares outstanding during the $1.08 period

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended June 30, 2005.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST The following table summarizes share activity:

                                                   Six Months
                                                      Ended
                                                   (unaudited)     Year Ended
                                                    6/30/2005      12/31/2004
Shares sold                                        14,895,735       8,190,273
Shares issued to shareholders in payment of
distributions declared                              2,001,162       3,551,293
Shares redeemed                                    (7,534,241)     (9,309,587)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS        9,362,656       2,431,979

4.    FEDERAL TAX INFORMATION

At June 30, 2005, the cost of investments for federal tax purposes was $1,036,723,582. The net unrealized appreciation of investments for federal tax purposes was $10,981,620. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,421,434 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,439,814.

At December 31, 2004, the Fund had a capital loss carryforward of $6,069,029 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.


5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated  Investment  Management  Company is the Fund's investment adviser (the
"Adviser"),   subject  to  direction  of  the  Trustees.  The  Adviser  provides investment adviser services at no fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

                                         Average Aggregate Daily Net Assets
    Maximum Administrative Fee                 of the Federated Funds
              0.150%                           on the first $5 billion
              0.125%                           on the next $5 billion
              0.100%                           on the next $10 billion
              0.075%                     on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.


General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.


6.   LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in  alleging  that  Federated  engaged in illegal and  improper  trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

BOARD REVIEW OF ADVISORY CONTRACT

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or
information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of
"householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409N200

31866 (8/05)





















HIGH-YIELD BOND PORTFOLIO


SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE




FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                              Six
                              Months
                              Ended
                              (unaudited)                Year Ended December 31,
                              6/30/2005    2004    2003       2002         2001       2000
Net Asset Value,
Beginning of Period            $7.08      $6.93     $6.11      $6.51       $7.14      $8.72
Income From Investment
Operations:
Net investment income          0.29        0.58     0.60        0.63        0.77   1   0.91
Net realized and
unrealized gain (loss)
on investments                (0.27)       0.17     0.82       (0.39)     (0.61)1     (1.57)
Total from investment
operations                     0.02        0.75     1.42        0.24        0.16      (0.66)
Less Distributions:
Distributions from net
investment income             (0.30)      (0.60)   (0.60)      (0.64)      (0.79)     (0.92)
Net Asset Value, End of
Period                         $6.80      $7.08     $6.93      $6.11       $6.51      $7.14
Total Return2                  0.29%      11.40%   24.32%      3.90%       2.16%      (8.04%

Ratios to Average Net
Assets:
Expenses                      0.03%3      0.03%     0.03%      0.03%       0.04%      0.04%
Net investment income         8.33%3      8.39%     8.95%      10.03%     11.13%1     11.38%
Expense
waiver/reimbursement4         0.08%3      0.08%     0.08%      0.08%       0.08%      0.08%
Supplemental Data:
Net assets, end of
period (000 omitted)          $968,310   $1,127,462  $1,198,678 $797,496    $665,747   $532,820
Portfolio turnover              14%        43%       38%        39%         33%        16%



1 Effective January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended December 31, 2001, this change had no effect on the net investment income per share or net realized loss per share, but increased the ratio of net investment income to average net assets from 10.98% to 11.13%. Per share, ratios and supplemental data for the periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3    Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements






SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                Beginning          Ending        Expenses Paid
                              Account Value     Account Value    During Period 1
                                 1/1/2005         6/30/2005
Actual                            $1,000          $1,002.90          $0.15
Hypothetical (assuming a 5%
return before expenses)           $1,000          $1,024.65          $0.15

1 Expenses are equal to the Fund's annualized expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).



PORTFOLIO OF INVESTMENTS SUMMARY TABLES


At June 30, 2005, the Fund's credit quality ratings composition1 was as follows:

       S&P Long-Term Ratings as                 Moody's Long-Term Ratings as
     Percentage of Total Net Assets            Percentage of Total Net Assets
BBB                              0.5%     Baa                           1.9%
BB                              28.1%     Ba                           24.8%
B                               55.2%     B                            48.3%
CCC                             10.9%     Caa                          19.3%
CC                               0.1%     Ca                            0.4%
Not rated by S&P                 1.4%     Not rated by Moody's          1.5%
Other Securities2                1.0%     Other Securities2             1.0%
Cash Equivalents3                1.4%     Cash Equivalents3             1.4%
Other Assets and                 1.4%     Other Assets and              1.4%
Liabilities - Net 4                       Liabilities - Net 4
  TOTAL                         100.0%      TOTAL                      100.0%
At June 30, 2005, the Fund's index classification5 was as follows:
-----------------------------------------------------------------------------

                                      Percentage
                                          of
                                       Total Net
Index Classification                    Assets
Media - Non-cable                        10.2%
Healthcare                               6.9%
Food  & Beverage                         6.4%
Industrial - Other                       6.0%
Chemicals                                5.5%
Wireline Communications                  5.2%
Gaming                                   4.6%
Utility - Natural Gas                    4.4%
Consumer Products                        4.3%
Automotive                               4.2%
Paper                                    3.9%
Utility - Electric                       3.8%
Technology                               3.5%
Building Materials                       3.0%
Media - Cable                            2.9%
Retailers                                2.8%
Entertainment                            2.6%
Other6                                   17.0%
Cash Equivalents3                        1.4%
Other Assets and Liabilities -           1.4%
Net 4
  TOTAL                                 100.0%

-----------------------------------------------------------------------------

1 These tables depict the long-term credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "B-" have been included in the "B" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information. 2 Other Securities include common stock, warrants and preferred stock that do not qualify for credit ratings from an NRSRO.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4    See Statement of Assets and Liabilities.

5 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield Composite Bond Index (LHYCBI). Individual portfolio securities that are not included in the LHYCBI are assigned to an index classification by the Fund's adviser. 6 For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation "Other."





PORTFOLIO OF INVESTMENTS


June 30, 2005 (unaudited)

     Principal
       Amount                                                                     Value


                        ASSET-BACKED SECURITIES--0.5%
                                Diversified--0.5%
                        Trains HY-2004-1, Class A, 8.2105%, 8/1/2015
$    4,586,045   1,2    (IDENTIFIED COST $4,848,451)                       $     4,852,347
                             CORPORATE BONDS--95.8%
                        Aerospace / Defense--1.7%
                        Alliant Techsystems, Inc., Sr. Sub. Note,
     2,800,000          8.50%, 5/15/2011                                         3,003,000
     2,175,000          Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011               2,370,750
                        Condor Systems, Inc., Sr. Sub. Note, Series
      500,000     4     B, 11.875%, 5/1/2009                                     350
                        K&F Acquisition, Inc., Sr. Sub. Note, 7.75%,
     1,000,000          11/15/2014                                               1,027,500
                        K&F Industries, Inc., Sr. Note, 11.50%,
     1,100,000   1,2    2/1/2015                                                 1,168,750
                        L-3 Communications Corp., Sr. Sub. Note,
     1,125,000          6.125%, 1/15/2014                                        1,130,625
                        L-3 Communications Corp., Sr. Sub. Note,
     3,400,000          6.125%, 7/15/2013                                        3,434,000
                        L-3 Communications Holdings, Inc., Sr. Sub.
      875,000           Note, 5.875%, 1/15/2015                                  853,125
                        Standard Aero Holdings, Inc., Sr. Sub. Note,
     1,275,000   1,2    8.25%, 9/1/2014                                          1,351,500
                        TransDigm, Inc., Sr. Sub. Note, 8.375%,
     2,175,000          7/15/2011                                                2,316,375
                        Total                                                    16,655,975
                                Automotive--4.2%
                        Advanced Accessory Systems LLC, Sr. Note,
     2,775,000          10.75%, 6/15/2011                                        2,247,750
                        Cooper-Standard Automotive, Inc., Sr. Sub.
     3,450,000          Note, 8.375%, 12/15/2014                                 2,742,750
                        General Motors Acceptance Corp., 6.875%,
     6,150,000          9/15/2011                                                5,683,934
                        General Motors Acceptance Corp., 8.00%,
     7,125,000          11/1/2031                                                6,374,110
     2,175,000          General Motors Corp., Note, 7.125%, 7/15/2013            1,957,500
     5,275,000          General Motors Corp., Note, 8.375%, 7/15/2033            4,431,000
                        Stanadyne Corp., Sr. Sub. Note, 10.00%,
     2,875,000          8/15/2014                                                2,731,250
                        Stanadyne Holdings, Inc., Sr. Disc. Note,
     1,675,000          2/15/2015                                                912,875
                        Stoneridge, Inc., Company Guarantee, 11.50%,
     2,300,000          5/1/2012                                                 2,357,500
                        TRW Automotive, Inc., Sr. Note, 9.375%,
      775,000           2/15/2013                                                862,187
                        TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
     3,566,000          2/15/2013                                                4,118,730
                        Tenneco Automotive, Inc., Sr. Sub. Note,
     3,075,000          8.625%, 11/15/2014                                       3,105,750
                        United Components, Inc., Sr. Sub. Note,
     2,725,000          9.375%, 6/15/2013                                        2,759,063
                        Total                                                    40,284,399
                        Building Materials--3.0%
                        AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%,
     2,900,000    3     3/1/2014                                                 1,856,000
                        Associated Materials, Inc., Company
     1,950,000          Guarantee, 9.75%, 4/15/2012                              2,028,000
                        Builders Firstsource, Inc., Floating Rate
     2,875,000   1,2    Note - Sr. Secured Note, 7.51813%, 2/15/2012             2,875,000
                        Collins & Aikman Floorcoverings, Inc.,
     2,425,000          Company Guarantee, 9.75%, 2/15/2010                      2,522,000
                        ERICO International Corp., Sr. Sub. Note,
     3,400,000          8.875%, 3/1/2012                                         3,468,000
                        Goodman Global Holdings, Inc., Floating Rate
     1,225,000   1,2    Note, 6.62125%, 6/15/2012                                1,212,750
                        Goodman Global Holdings, Inc., Sr. Sub. Note,
     3,100,000   1,2    7.875%, 12/15/2012                                       2,883,000
     1,600,000          Legrand SA, Sr. Note, 10.50%, 2/15/2013                  1,832,000
                        Norcraft Cos. LLC, Sr. Sub. Note, Series WI,
     1,125,000          9.00%, 11/1/2011                                         1,164,375
                        Norcraft Holdings LP, Sr. Disc. Note,
     6,250,000    3     0/9.75%, 9/1/2012                                        4,343,750
                1,2,3   Nortek Holdings, Inc., Sr. Disc. Note,
     3,125,000          0/10.75%, 3/1/2014                                       1,484,375
                        Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
     1,550,000          9/1/2014                                                 1,449,250
                         Texas Industries, Inc., Sr. Note, 7.25%,
      575,000    1,2    7/15/2013                                                592,250
                        U.S. Concrete, Inc., Sr. Sub. Note, 8.375%,
     1,675,000          4/1/2014                                                 1,582,875
                        Total                                                    29,293,625
                                 Chemicals--5.5%
                        Aventine Renewable Energy Holdings, Inc.,
                        Floating Rate Note - Sr. Secured Note, 9.41%,
     1,550,000   1,2    12/15/2011                                               1,495,750
                        Borden U.S. Finance Corp., Sr. Secd. Note,
     3,500,000   1,2    9.00%, 7/15/2014                                         3,578,750
                        Compass Minerals Group, Inc., Sr. Sub. Note,
     2,425,000          10.00%, 8/15/2011                                        2,655,375
                        Compass Minerals International, Inc., Sr.
     3,950,000    3     Disc. Note, 0/12.00%, 6/1/2013                           3,318,000
     Principal
       Amount                                                                     Value
                        Compass Minerals International, Inc., Sr.
     2,050,000    3     Disc. Note, 0/12.75%, 12/15/2012                         1,804,000
     4,984,000          Crystal US Holdings, Sr. Disc. Note, 10/1/2014           3,488,800
                        Crystal US Holdings, Sr. Sub. Note, 9.625%,
     2,697,000          6/15/2014                                                3,034,125
                        Equistar Chemicals LP, Sr. Note, 10.125%,
     3,450,000          9/1/2008                                                 3,751,875
                        Huntsman Advanced Materials, Inc., Sr. Secd.
     1,275,000          Note, 11.00%, 7/15/2010                                  1,447,125
                        Huntsman ICI Chemicals LLC, Sr. Sub. Note,
     3,583,000          10.125%, 7/1/2009                                        3,703,926
     3,225,000   1,2    Invista, Unit, 9.25%, 5/1/2012                           3,543,469
                        Koppers, Inc., Sr. Secd. Note, 9.875%,
     1,750,000          10/15/2013                                               1,898,750
                        Lyondell Chemical Co., Sr. Secd. Note, 9.50%,
     2,300,000          12/15/2008                                               2,458,125
                        Lyondell Chemical Co., Sr. Sub. Note,
     5,675,000          10.875%, 5/1/2009                                        5,916,188
     1,660,000    3     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014             1,234,625
      950,000           Nalco Co., Sr. Note, 7.75%, 11/15/2011                   1,016,500
     2,250,000          Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013             2,424,375
     1,450,000   1,2    PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013                1,431,875
                        Polypore, Inc., Sr. Sub. Note, 8.75%,
     2,500,000          5/15/2012                                                2,350,000
                        Rockwood Specialties Group, Inc., Sr. Sub.
     1,125,000   1,2    Note, 7.50%, 11/15/2014                                  1,122,188
      925,000           Union Carbide Corp., Deb., 7.50%, 6/1/2025               1,024,417
                        Union Carbide Corp., Sr. Deb., 7.875%,
      350,000           4/1/2023                                                 397,183
                        Total                                                    53,095,421
                        Construction Machinery--1.1%
     3,575,000   1,2    Case New Holland, Sr. Note, 9.25%, 8/1/2011              3,771,625
                        Clark Material Handling Corp., Sr. Note,
     1,775,000    4     10.75%, 11/15/2006                                       0
                        Columbus McKinnon Corp., Sr. Secd. Note,
      525,000           10.00%, 8/1/2010                                         572,250
                        NationsRent Cos., Inc., Sr. Secd. Note,
     1,750,000          9.50%, 10/15/2010                                        1,916,250
     1,925,000   1,2    NationsRent, Inc., Sr. Note, 9.50%, 5/1/2015             1,915,375
                        United Rentals, Inc., Sr. Note, 6.50%,
     1,950,000          2/15/2012                                                1,928,063
                        Total                                                    10,103,563
                        Consumer Products--4.3%
                1,2,3   AAC Group Holding Corp., Sr. Disc. Note,
     3,250,000          0/10.25%, 10/1/2012                                      2,210,000
     2,475,000          Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012           2,620,406
                        American Achievement Corp., Sr. Sub. Note,
     1,025,000          8.25%, 4/1/2012                                          1,035,250
                        Ames True Temper, Inc., Sr. Sub. Note,
     3,425,000          10.00%, 7/15/2012                                        2,774,250
                        Church and Dwight, Inc., Sr. Sub. Note,
     1,500,000          6.00%, 12/15/2012                                        1,522,500
                        Diamond Brands Operating Corp., Sr. Sub.
      325,000     4     Note, 10.125%, 4/15/2008                                 4,680
                        Diamond Brands, Inc., Sr. Disc. Deb.,
      925,000     4     12.875%, 4/15/2009                                       4,902
                        Jostens Holding Corp., Discount Bond,
     5,600,000    3     0/10.25%, 12/1/2013                                      3,976,000
                        Jostens IH Corp., Sr. Sub. Note, 7.625%,
     3,250,000          10/1/2012                                                3,225,625
      500,000           K2, Inc., Sr. Note, 7.375%, 7/1/2014                     528,750
                        Leiner Health Products, Unsecd. Note, 11.00%,
     2,525,000          6/1/2012                                                 2,487,125
                        Playtex Products, Inc., Company Guarantee,
     3,450,000          9.375%, 6/1/2011                                         3,648,375
     4,775,000   1,2    Rayovac Corp., Sr. Sub. Note, 7.375%, 2/1/2015           4,643,688
                        Sealy Mattress Co., Sr. Sub. Note, 8.25%,
     3,225,000          6/15/2014                                                3,273,375
                1,2,3   Simmons Co., Sr. Disc. Note, 0/10.00%,
     3,500,000          12/15/2014                                               1,592,500
     1,750,000          Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014            1,513,750
     2,405,000          Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010           2,657,525
                        True Temper Sports, Inc., Sr. Sub. Note,
     2,825,000          8.375%, 9/15/2011                                        2,634,313
     1,370,000          WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011              1,472,750
                        Total                                                    41,825,764
                                  Energy--1.4%
                        Compton Petroleum Corp., Sr. Note, 9.90%,
     3,350,000          5/15/2009                                                3,601,250
                        Lone Star Technologies, Inc., Company
      925,000           Guarantee, Series B, 9.00%, 6/1/2011                     977,031
                        Petroleum Helicopters, Inc., Company
     2,250,000          Guarantee, Series B, 9.375%, 5/1/2009                    2,379,375
                        Pogo Producing Co., Sr. Sub. Note, 6.625%,
     1,000,000   1,2    3/15/2015                                                1,037,500
                        Range Resources Corp., Sr. Sub. Note, 7.375%,
     1,150,000          7/15/2013                                                1,230,500
                        Swift Energy Co., Sr. Sub. Note, 9.375%,
     3,775,000          5/1/2012                                                 4,086,438
                        Total                                                    13,312,094
     Principal
       Amount                                                                     Value
                               Entertainment--2.6%
                        AMC Entertainment, Inc., Sr. Sub. Note,
     2,500,000          8.00%, 3/1/2014                                          2,231,250
                        AMC Entertainment, Inc., Sr. Sub. Note,
     2,125,000          9.875%, 2/1/2012                                         2,119,687
     1,875,000          Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013             1,935,937
                        Cinemark, Inc., Sr. Disc. Note, 0/9.75%,
     7,275,000    3     3/15/2014                                                4,874,250
     2,575,000          Intrawest Corp., Sr. Note, 7.50%, 10/15/2013             2,655,469
                        Loews Cineplex Entertainment Corp., Sr. Sub.
     4,000,000   1,2    Note, 9.00%, 8/1/2014                                    3,890,000
                        Universal City Development Partners Ltd., Sr.
     5,850,000          Note, 11.75%, 4/1/2010                                   6,742,125
                        Universal City Florida Holding Co., Floating
     1,000,000          Rate Note, 7.96%, 5/1/2010                               1,042,500
                        Total                                                    25,491,218
                               Environmental--1.0%
                        Allied Waste North America, Inc., Company
     2,875,000          Guarantee, Series B, 8.50%, 12/1/2008                    3,029,531
                        Allied Waste North America, Inc., Company
     2,533,000          Guarantee, Series B, 9.25%, 9/1/2012                     2,748,305
                        Browning-Ferris Industries, Inc., Deb.,
     1,500,000          9.25%, 5/1/2021                                          1,526,250
                        Clean Harbors, Inc., Sr. Secd. Note, 11.25%,
     2,475,000   1,2    7/15/2012                                                2,759,625
                        Total                                                    10,063,711
                        Financial Institutions--0.3%
                        American Real Estate Partners LP Finance, Sr.
     2,725,000   1,2    Note, 7.125%, 2/15/2013                                  2,684,125
                        Food & Beverage--6.3%
                        ASG Consolidated LLC, Sr. Disc. Note,
     6,000,000    3     0/11.50%, 11/1/2011                                      4,335,000
                        Agrilink Foods, Inc., Company Guarantee,
     1,144,000          11.875%, 11/1/2008                                       1,188,330
                        American Seafoods Group LLC, Company
     2,925,000          Guarantee, 10.125%, 4/15/2010                            3,137,062
                        B&G Foods Holdings Corp., Sr. Note, 8.00%,
     2,000,000          10/1/2011                                                2,077,500
                        Constellation Brands, Inc., Company
     2,300,000          Guarantee, Series B, 8.00%, 2/15/2008                    2,461,000
                        Constellation Brands, Inc., Sr. Sub. Note,
     1,000,000          8.125%, 1/15/2012                                        1,075,000
                        Cott Beverages, Inc., Company Guarantee,
     3,525,000          8.00%, 12/15/2011                                        3,798,188
                        Del Monte Corp., Sr. Sub. Note, 6.75%,
     3,375,000   1,2    2/15/2015                                                3,459,375
                        Del Monte Corp., Sr. Sub. Note, 8.625%,
     1,950,000          12/15/2012                                               2,154,750
     4,200,000          Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009              4,494,000
                        Eagle Family Foods, Inc., Sr. Sub. Note,
     1,425,000          8.75%, 1/15/2008                                         1,147,125
     1,365,000          Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014             1,549,275
                        Michael Foods, Inc., Sr. Sub. Note, 8.00%,
     2,825,000          11/15/2013                                               2,888,562
                        National Beef Packaging Co. LLC, Sr. Note,
     2,150,000          10.50%, 8/1/2011                                         2,058,625
                        Pierre Foods, Inc., Sr. Sub. Note, 9.875%,
     3,125,000          7/15/2012                                                3,242,188
                        Pilgrim's Pride Corp., Sr. Note, 9.625%,
     1,525,000          9/15/2011                                                1,673,688
                        Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
     1,675,000          11/15/2013                                               1,867,625
                1,2,3   Reddy Ice Group, Inc., Sr. Disc. Note,
     4,300,000          0/10.50%, 11/1/2012                                      3,117,500
                        Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%,
     1,700,000          8/1/2011                                                 1,895,500
     2,950,000          Smithfield Foods, Inc., Note, 7.75%, 5/15/2013           3,230,250
                        Smithfield Foods, Inc., Sr. Note, Series B,
     3,400,000          8.00%, 10/15/2009                                        3,689,000
     1,700,000          Swift & Co., Sr. Note, 10.125%, 10/1/2009                1,861,500
     1,625,000          Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010             1,822,031
                        UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
     2,950,000          7/15/2012                                                2,433,750
                        Total                                                    60,656,824
                                  Gaming--4.7%
                        155 East Tropicana LLC, Sr. Secd. Note,
     1,950,000   1,2    8.75%, 4/1/2012                                          1,906,125
                        Boyd Gaming Corp., Sr. Sub. Note, 8.75%,
     2,875,000          4/15/2012                                                3,137,344
                        Herbst Gaming, Inc., Sr. Sub. Note, 7.00%,
     1,000,000          11/15/2014                                               1,012,500
                        Isle of Capri Casinos, Inc., Company
     2,250,000          Guarantee, 9.00%, 3/15/2012                              2,458,125
     1,000,000          MGM Mirage, Sr. Note, 5.875%, 2/27/2014                  976,250
     2,000,000          MGM Mirage, Sr. Note, 6.00%, 10/1/2009                   2,020,000
     4,000,000          MGM Mirage, Sr. Note, 8.50%, 9/15/2010                   4,460,000
      525,000           MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007               571,594
                        MTR Gaming Group, Inc., Company Guarantee,
     3,025,000          Series B, 9.75%, 4/1/2010                                3,297,250
                        Magna Entertainment Corp., Conv. Note, 7.25%,
     1,350,000          12/15/2009                                               1,309,500
                        Majestic Star Casino LLC, Company Guarantee,
     1,375,000          9.50%, 10/15/2010                                        1,423,125
     Principal
       Amount                                                                     Value
                        Mandalay Resort Group, Sr. Sub. Note, 10.25%,
     6,100,000          8/1/2007                                                 6,740,500
                        Mandalay Resort Group, Sr. Sub. Note, 9.375%,
      58,139            2/15/2010                                                65,262
                        Park Place Entertainment Corp., Sr. Sub.
     4,225,000          Note, 7.875%, 3/15/2010                                  4,753,125
                        Park Place Entertainment Corp., Sr. Sub.
     3,150,000          Note, 8.125%, 5/15/2011                                  3,638,250
                        Penn National Gaming, Inc., Company
     1,775,000          Guarantee, 8.875%, 3/15/2010                             1,908,125
                        Penn National Gaming, Inc., Sr. Sub. Note,
      575,000    1,2    6.75%, 3/1/2015                                          573,563
                        Station Casinos, Inc., Sr. Note, 6.00%,
      600,000           4/1/2012                                                 612,000
                        Station Casinos, Inc., Sr. Sub. Note, 6.50%,
     2,525,000          2/1/2014                                                 2,588,125
                        Sun International Hotels Ltd., Sr. Sub. Note,
     1,500,000          8.875%, 8/15/2011                                        1,612,500
                        Total                                                    45,063,263
                                Healthcare--7.0%
                        AMR Holding Co./Emcare Holding Co., Sr. Sub.
     1,200,000   1,2    Note, 10.00%, 2/15/2015                                  1,284,000
                        AmeriPath, Inc., Company Guarantee, 10.50%,
     4,450,000          4/1/2013                                                 4,527,875
                        Ardent Health Services, Sr. Sub. Note,
     3,100,000          10.00%, 8/15/2013                                        3,762,625
                        Bio Rad Laboratories, Inc., Sr. Sub. Note,
     1,450,000          6.125%, 12/15/2014                                       1,471,750
                1,2,3   CDRV Investors, Inc., Sr. Disc. Note,
     8,200,000          0/9.625%, 1/1/2015                                       4,059,000
                        Concentra Operating Corp., Sr. Sub. Note,
      850,000           9.125%, 6/1/2012                                         905,250
                        Concentra Operating Corp., Sr. Sub. Note,
     2,500,000          9.50%, 8/15/2010                                         2,675,000
     1,000,000   1,2    DaVita, Inc., Sr. Sub. Note, 7.25%, 3/15/2015            1,032,500
                        Fisher Scientific International, Inc., Sr.
     3,000,000   1,2    Sub. Note, 6.125%, 7/1/2015                              3,018,750
                        Fisher Scientific International, Inc., Sr.
     1,600,000          Sub. Note, 6.75%, 8/15/2014                              1,680,000
                        Fisher Scientific International, Inc., Sr.
     3,750,000          Sub. Note, 8.00%, 9/1/2013                               4,303,125
     6,800,000          HCA, Inc., Note, 8.75%, 9/1/2010                         7,762,268
      450,000           HCA, Inc., Sr. Note, 6.375%, 1/15/2015                   468,048
     2,350,000          HCA, Inc., Sr. Note, 7.50%, 11/6/2033                    2,539,259
     4,850,000          HCA, Inc., Sr. Note, 7.875%, 2/1/2011                    5,348,527
                        Hanger Orthopedic Group, Inc., Company
     1,525,000          Guarantee, 10.375%, 2/15/2009                            1,414,437
                        Magellan Health Services, Inc., Sr. Note,
     1,491,172          Series A, 9.375%, 11/15/2008                             1,595,554
                        Medical Device Manufacturing, Inc., Sr. Sub.
     3,525,000          Note, 10.00%, 7/15/2012                                  3,807,000
                        National Mentor, Inc., Sr. Sub. Note, 9.625%,
     2,300,000   1,2    12/1/2012                                                2,432,250
                         Psychiatric Solutions, Inc., Sr. Sub. Note,
     1,275,000   1,2    7.75%, 7/15/2015                                         1,275,000
                        Sybron Dental Specialties, Inc., Company
     2,125,000          Guarantee, 8.125%, 6/15/2012                             2,284,375
     2,100,000          Tenet Healthcare Corp., Note, 9.875%, 7/1/2014           2,262,750
                        Tenet Healthcare Corp., Sr. Note, 9.25%,
     2,050,000   1,2    2/1/2015                                                 2,137,125
                        VWR International, Inc., Sr. Sub. Note,
     1,025,000          8.00%, 4/15/2014                                         981,437
                        Vanguard Health Holdings II, Sr. Sub. Note,
     1,550,000          9.00%, 10/1/2014                                         1,681,750
     2,475,000          Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014           2,499,750
      450,000    1,2    Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015             470,250
                        Total                                                    67,679,655
                        Industrial - Other--5.9%
                        ALH Finance LLC/ALH Finance Corp., Sr. Sub.
     3,650,000          Note, 8.50%, 1/15/2013                                   3,362,562
     2,500,000          Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012             2,512,500
                        American Tire Distributors, Inc., Sr. Note,
     1,925,000   1,2    10.75%, 4/1/2013                                         1,848,000
                        Amsted Industries, Inc., Sr. Note, 10.25%,
     4,200,000   1,2    10/15/2011                                               4,557,000
                        Brand Services, Inc., Company Guarantee,
     3,675,000          12.00%, 10/15/2012                                       3,950,625
                        Coleman Cable, Inc., Sr. Note, 9.875%,
     2,225,000   1,2    10/1/2012                                                1,991,375
                        Da-Lite Screen Co., Inc., Sr. Note, 9.50%,
     2,200,000          5/15/2011                                                2,354,000
     2,850,000          Hawk Corp., Sr. Note, 8.75%, 11/1/2014                   2,907,000
                        Interline Brands, Inc., Sr. Sub. Note,
     2,129,000          11.50%, 5/15/2011                                        2,352,545
                        Knowledge Learning Corp., Sr. Sub. Note,
     3,550,000   1,2    7.75%, 2/1/2015                                          3,408,000
                        Mueller Group, Inc., Sr. Sub. Note, 10.00%,
     2,475,000          5/1/2012                                                 2,611,125
     2,050,000          NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012             2,244,750
     2,703,900   1,2    Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013           2,690,381
                        Neenah Corp., Sr. Secd. Note, 11.00%,
     3,545,000          9/30/2010                                                3,864,050
                        Norcross Safety Products, Sr. Sub. Note,
     4,200,000          Series B, 9.875%, 8/15/2011                              4,410,000
                        Rexnord Corp., Company Guarantee, 10.125%,
     3,525,000          12/15/2012                                               3,877,500
     Principal
       Amount                                                                     Value
                        Safety Products Holdings, Inc., Sr. Note,
      475,000    1,2    11.75%, 1/1/2012                                         450,063
                        Sensus Metering Systems, Inc., Sr. Sub. Note,
     2,875,000          8.625%, 12/15/2013                                       2,688,125
                        Superior Essex Communications LLC, Sr. Note,
     3,525,000          9.00%, 4/15/2012                                         3,507,375
                        Valmont Industries, Inc., Sr. Sub. Note,
     1,350,000          6.875%, 5/1/2014                                         1,356,750
                        Total                                                    56,943,726
                                  Lodging--1.7%
                        Gaylord Entertainment Co., Sr. Note, 6.75%,
     2,000,000          11/15/2014                                               1,965,000
                        HMH Properties, Inc., Sr. Note, Series B,
      487,000           7.875%, 8/1/2008                                         496,740
                        Host Marriott LP, Unsecd. Note, 7.125%,
     3,100,000          11/1/2013                                                3,247,250
                        Lodgenet Entertainment, Sr. Sub. Note, 9.50%,
     1,900,000          6/15/2013                                                2,080,500
                        Royal Caribbean Cruises Ltd., Sr. Note,
     1,925,000          8.00%, 5/15/2010                                         2,141,563
                        Starwood Hotels & Resorts Worldwide, Inc.,
     2,700,000          Company Guarantee, 7.875%, 5/1/2012                      3,057,750
                        Starwood Hotels & Resorts Worldwide, Inc.,
     2,975,000          Note, 7.375%, 5/1/2007                                   3,123,750
                        Total                                                    16,112,553
                        Media - Cable--2.8%
                        CSC Holdings, Inc., Sr. Deb., 8.125%,
     2,150,000          8/15/2009                                                2,187,625
     1,775,000   1,2    CSC Holdings, Inc., Sr. Note, 6.75%, 4/15/2012           1,677,375
                        CSC Holdings, Inc., Sr. Note, 7.875%,
     2,910,000          12/15/2007                                               3,019,125
                        Cablevision Systems Corp., Sr. Note, Series
     2,200,000          WI, 8.00%, 4/15/2012                                     2,167,000
                        Charter Communications Holdings Capital
     5,125,000          Corp., Sr. Disc. Note, 9.92%, 4/1/2011                   3,766,875
                        Charter Communications Holdings II, Sr. Note,
     5,900,000          10.25%, 9/15/2010                                        5,995,875
                        Kabel Deutschland GMBH, Sr. Note, 10.625%,
     5,850,000   1,2    7/1/2014                                                 6,376,500
                        Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note,
     1,400,000          11.00%, 12/1/2015                                        1,519,000
                        Total                                                    26,709,375
                        Media - Non-Cable--9.8%
                        Advanstar Communications, Company Guarantee,
     2,700,000          Series B, 12.00%, 2/15/2011                              2,895,750
                        Advanstar Communications, Sr. Secd. Note,
     1,700,000          10.75%, 8/15/2010                                        1,865,750
                        Advanstar, Inc., Company Guarantee, Series B,
     2,100,000    3     0/15.00%, 10/15/2011                                     2,092,125
                        Affinity Group Holding, Inc., Sr. Note,
     1,750,000          10.875%, 2/15/2012                                       1,701,875
                        Affinity Group, Inc., Sr. Sub. Note, 9.00%,
     1,700,000          2/15/2012                                                1,729,750
                        American Media Operations, Inc., Company
     2,700,000          Guarantee, Series B, 10.25%, 5/1/2009                    2,713,500
                        American Media Operations, Inc., Sr. Sub.
     1,850,000          Note, 8.875%, 1/15/2011                                  1,762,125
     3,200,000          CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012           3,256,000
      675,000           CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011           698,625
                        DIRECTV Holdings LLC, Sr. Note, 6.375%,
      600,000    1,2    6/15/2015                                                600,000
                        DIRECTV Holdings LLC, Sr. Note, 8.375%,
     2,974,000          3/15/2013                                                3,308,575
                        Dex Media East LLC, Company Guarantee,
     3,421,000          12.125%, 11/15/2012                                      4,113,752
                        Dex Media West LLC, Sr. Sub. Note, Series B,
     6,739,000          9.875%, 8/15/2013                                        7,716,155
                        Dex Media, Inc., Discount Bond, 0/9.00%,
     4,125,000    3     11/15/2013                                               3,341,250
                        Echostar DBS Corp., Sr. Note, 6.625%,
     6,100,000          10/1/2014                                                6,054,250
                        Emmis Communications, Corp., Floating Rate
     1,500,000   1,2    Note - Sr. Note, 9.31438%, 6/15/2012                     1,533,750
                        Houghton Mifflin Co., Sr. Disc. Note,
     4,525,000    3     0/11.50%, 10/15/2013                                     3,325,875
                        Intelsat Bermuda Ltd., Floating Rate Note -
     2,625,000   1,2    Sr. Note, 7.805%, 1/15/2012                              2,684,062
                        Intelsat Bermuda Ltd., Sr. Note, 8.625%,
     1,775,000   1,2    1/15/2015                                                1,881,500
                        Lamar Media Corp., Sr. Sub. Note, 7.25%,
     1,825,000          1/1/2013                                                 1,934,500
                        NBC Acqusition Corp., Sr. Disc. Note,
     2,600,000    3     0/11.00%, 3/15/2013                                      1,872,000
                        Nebraska Book Co., Inc., Sr. Sub. Note,
     1,300,000          8.625%, 3/15/2012                                        1,218,750
     1,570,000          PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014               1,721,113
                        PanAmSat Holding Corp., Discount Bond,
     7,500,000          11/1/2014                                                5,193,750
                        Quebecor Media Inc., Sr. Note, 11.125%,
     2,950,000          7/15/2011                                                3,292,938
                        R. H. Donnelly Finance Corp., Sr. Sub. Note,
     3,600,000          10.875%, 12/15/2012                                      4,203,000
                        Rainbow National Services LLC, Sr. Sub. Note,
     4,075,000   1,2    10.375%, 9/1/2014                                        4,706,625
                        Readers Digest Association, Inc., Sr. Note,
     2,300,000          Series 144A, 6.50%, 3/1/2011                             2,346,000
                        Sinclair Broadcast Group, Inc., Company
     1,875,000          Guarantee, 8.75%, 12/15/2011                             1,978,125
                        Vertis, Inc., Sr. Note, Series B, 10.875%,
     7,050,000          6/15/2009                                                6,768,000
                        Vertis, Inc., Sr. Secd. 2nd Priority Note,
      675,000           9.75%, 4/1/2009                                          705,375
     Principal
       Amount                                                                     Value
                        WDAC Subsidiary Corp., Sr. Note, 8.375%,
     4,000,000   1,2    12/1/2014                                                3,840,000
     1,365,000          Yell Finance BV, Sr. Note, 10.75%, 8/1/2011              1,511,738
                        Ziff Davis Media, Inc., Company Guarantee,
      413,537           Series, 13.00%, 8/12/2009                                444,552
                        Total                                                    95,011,135
                              Metals & Mining--1.3%
                        Aleris International, Inc., Sr. Note, 9.00%,
     1,300,000          11/15/2014                                               1,352,000
                        Imco Recycling, Inc., Sr. Secd. Note,
     3,350,000          10.375%, 10/15/2010                                      3,693,375
     2,450,000   1,2    Novelis, Inc., Sr. Note, 7.25%, 2/15/2015                2,471,438
                        Republic Technologies International, Inc.,
     2,000,000    4     Company Guarantee, 13.75%, 7/15/2009                     0
                        Ryerson Tull, Inc., Sr. Note, 9.125%,
     2,675,000          7/15/2006                                                2,741,875
                        United States Steel Corp., Sr. Note, 9.75%,
     2,456,000          5/15/2010                                                2,664,760
                        Total                                                    12,923,448
                                 Packaging--1.7%
                        Berry Plastics Corp., Company Guarantee,
     3,450,000          10.75%, 7/15/2012                                        3,782,063
                        Graham Packaging Co., Sub. Note, 8.50%,
     1,575,000   1,2    10/15/2012                                               1,598,625
                        Greif Brothers Corp., Sr. Sub. Note, 8.875%,
     2,400,000          8/1/2012                                                 2,592,000
                        Huntsman Packaging Corp., Company Guarantee,
     2,325,000          13.00%, 6/1/2010                                         1,894,875
                        Owens-Brockway Glass Container, Inc., Company
     2,600,000          Guarantee, 8.25%, 5/15/2013                              2,837,250
                        Owens-Illinois, Inc., Sr. Note, 8.10%,
     3,425,000          5/15/2007                                                3,579,125
      400,000           Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010            326,000
                        Russell Stanley Holdings, Inc., Sr. Sub.
      520,679     1     Note, 9.00%, 11/30/2008                                  214,520
                        Total                                                    16,824,458
                        Paper--3.9%
                        Abitibi-Consolidated, Inc., Sr. Note, 8.375%,
     2,900,000          4/1/2015                                                 2,972,500
                        Boise Cascade LLC, Floating Rate Note - Sr.
     1,025,000   1,2    Note, 6.01563%, 10/15/2012                               1,040,375
                        Boise Cascade LLC, Sr. Sub. Note, 7.125%,
     1,450,000   1,2    10/15/2014                                               1,431,875
                        Georgia-Pacific Corp., Sr. Note, 8.125%,
     6,150,000          5/15/2011                                                6,964,875
                        Georgia-Pacific Corp., Sr. Note, 9.375%,
     5,600,000          2/1/2013                                                 6,363,000
                        Graphic Packaging International Corp., Sr.
     3,425,000          Sub. Note, 9.50%, 8/15/2013                              3,467,812
                        Jefferson Smurfit Corp., Company Guarantee,
     3,000,000          8.25%, 10/1/2012                                         3,030,000
     3,550,000          MDP Acquisitions PLC, 9.625%, 10/1/2012                  3,567,750
     3,100,000          Mercer International, Inc., 9.25%, 2/15/2013             2,495,500
     3,125,000   1,2    NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013           3,109,375
                        Stone Container Corp., Sr. Note, 9.75%,
     1,500,000          2/1/2011                                                 1,593,750
     2,625,000          Tembec Industries, Inc., 8.50%, 2/1/2011                 2,040,937
                        Total                                                    38,077,749
                                Restaurants--0.6%
                        Buffets, Inc., Sr. Sub. Note, 11.25%,
      825,000           7/15/2010                                                835,312
     1,725,000   1,2    Carrols Corp., Sr. Sub. Note, 9.00%, 1/15/2013           1,755,187
                        Landry's Seafood Restaurants, Inc., Sr. Note,
     2,875,000          Series B, 7.50%, 12/15/2014                              2,795,936
                        Total                                                    5,386,435
                                 Retailers--2.6%
                        Couche-Tard Financing Corp., Sr. Sub. Note,
     3,350,000          7.50%, 12/15/2013                                        3,534,250
     2,406,000          FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014               2,369,910
                        General Nutrition Center, Sr. Sub. Note,
     1,100,000          8.50%, 12/1/2010                                         885,500
                        Hines Nurseries, Inc., Company Guarantee,
     2,150,000          10.25%, 10/1/2011                                        2,225,250
                        Jean Coutu Group (PLC), Inc., Sr. Sub. Note,
     2,700,000          8.50%, 8/1/2014                                          2,679,750
     6,176,000          Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012           7,334,000
                        Rite Aid Corp., Sr. Secd. Note, 8.125%,
     2,150,000          5/1/2010                                                 2,225,250
                        Rite Aid Corp., Sr. Secd. Note, 9.50%,
     2,550,000          2/15/2011                                                2,728,500
                        United Auto Group, Inc., Company Guarantee,
      725,000           9.625%, 3/15/2012                                        777,563
                        Total                                                    24,759,973
                                 Services--1.4%
                        CB Richard Ellis Services, Sr. Note, 9.75%,
     1,007,000          5/15/2010                                                1,122,805
                        Global Cash Access LLC, Sr. Sub. Note, 8.75%,
     3,450,000          3/15/2012                                                3,769,125
                        HydroChem Industrial Services, Sr. Sub. Note,
     2,450,000   1,2    9.25%, 2/15/2013                                         2,278,500
     Principal
       Amount                                                                     Value
                        Insurance Automotive Auctions, Inc., Sr.
     1,875,000   1,2    Unsecd. Note, 11.00%, 4/1/2013                           1,939,924
     2,475,000          SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006             2,462,625
                        The Brickman Group Ltd., Sr. Sub. Note,
     2,100,000          Series B, 11.75%, 12/15/2009                             2,388,750
                        Total                                                    13,961,729
                                Technology--3.5%
                        Activant Solutions, Inc., Floating Rate Note,
      675,000    1,2    9.09%, 4/1/2010                                          702,000
                        Activant Solutions, Inc., Sr. Note, 10.50%,
     2,350,000          6/15/2011                                                2,561,500
                        Danka Business Systems PLC, Sr. Note, 11.00%,
     2,100,000          6/15/2010                                                1,690,500
                        Freescale Semiconductor, Inc., Sr. Note,
     1,850,000          7.125%, 7/15/2014                                        1,998,000
                        Ingram Micro, Inc., Sr. Sub. Note, 9.875%,
     3,875,000          8/15/2008                                                4,097,812
                        MagnaChip Semiconductor S.A., Sr. Sub. Note,
     1,250,000   1,2    8.00%, 12/15/2014                                        1,206,250
                        Seagate Technology HDD Holdings, Sr. Note,
     3,300,000          8.00%, 5/15/2009                                         3,526,875
                        Smart Modular Technologies, Inc., Sr. Note,
     1,950,000   1,2    8.35%, 4/1/2012                                          1,930,500
                        Telex Communications, Inc., Sr. Secd. Note,
     2,075,000          11.50%, 10/15/2008                                       2,230,625
     5,300,000          UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012               5,909,500
     2,275,000          Unisys Corp., Sr. Note, 6.875%, 3/15/2010                2,246,562
     4,925,000          Xerox Corp., Sr. Note, 9.75%, 1/15/2009                  5,620,656
                        Total                                                    33,720,780
                                  Textile--0.8%
      800,000           GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007              732,000
                        Phillips Van Heusen Corp., Sr. Note, 8.125%,
     1,550,000          5/1/2013                                                 1,685,625
                        Warnaco Group, Inc., Sr. Note, 8.875%,
     2,600,000          6/15/2013                                                2,886,000
                        William Carter Co., Sr. Sub. Note, Series B,
     2,145,000          10.875%, 8/15/2011                                       2,413,468
                        Total                                                    7,717,093
                                  Tobacco--0.4%
                        Commonwealth Brands, Inc., Sr. Sub. Secd.
     3,350,000   1,2    Note, 10.625%, 9/1/2008                                  3,542,625
                              Transportation--0.6%
                        Allied Holdings, Inc., Sr. Note, 8.625%,
     2,100,000          10/1/2007                                                1,008,000
                        AmeriTruck Distribution Corp., Sr. Sub. Note,
     1,025,000    4     12.25%, 11/15/2005                                       0
     4,650,000          Stena AB, Sr. Note, 9.625%, 12/1/2012                    5,091,750
                        The Holt Group, Inc., Company Guarantee,
     1,050,000    4     9.75%, 1/15/2006                                         0
                        Total                                                    6,099,750
                        Utility - Electric--3.8%
                        Caithness Coso Funding Corp., Sr. Secd. Note,
     3,536,819          Series B, 9.05%, 12/15/2009                              3,810,922
                        Edison Mission Holding Co., Sr. Note, 9.875%,
     4,200,000          4/15/2011                                                4,940,250
                        FPL Energy National Wind, Note, 6.125%,
     1,150,000   1,2    3/25/2019                                                1,118,644
                        NRG Energy, Inc., Sr. Secd. Note, 8.00%,
     2,269,000   1,2    12/15/2013                                               2,405,140
      350,000           Nevada Power Co., 6.50%, 4/15/2012                       367,500
      625,000    1,2    Nevada Power Co., Mtg. Note, 5.875%, 1/15/2015           631,250
                        Nevada Power Co., Second Mortgage Notes,
     5,350,000          9.00%, 8/15/2013                                         6,045,500
                        PSEG Energy Holdings, Sr. Note, 10.00%,
     4,225,000          10/1/2009                                                4,763,688
                        Reliant Energy, Inc., Sr. Secd. Note, 6.75%,
     1,025,000          12/15/2014                                               1,007,063
                        Reliant Resources, Inc., Sr. Secd. Note,
     1,850,000          9.25%, 7/15/2010                                         2,025,750
                        Reliant Resources, Inc., Sr. Secd. Note,
     2,950,000          9.50%, 7/15/2013                                         3,289,250
      850,000    1,2    TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015             905,250
     4,675,000   1,2    Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014            4,943,813
                        Vineyard National Bancorp Co., Sr. Secd.
      875,000    1,2    Note, 5.875%, 11/1/2014                                  901,250
                        Total                                                    37,155,270
                        Utility - Natural Gas--4.4%
      750,000           ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010            826,446
                        AmeriGas Partners LP, Sr. Unsecd. Note,
     2,150,000   1,2    7.25%, 5/20/2015                                         2,246,750
      800,000           El Paso Corp., 6.75%, 5/15/2009                          804,000
     2,500,000          El Paso Corp., Note, 6.95%, 12/15/2007                   2,540,625
     1,800,000          El Paso Corp., Sr. Note, 7.80%, 8/1/2031                 1,759,500
     5,125,000          El Paso Corp., Sr. Note, 8.05%, 10/15/2030               5,099,375
                        El Paso Production Holding Co., Company
     4,250,000          Guarantee, 7.75%, 6/1/2013                               4,558,125
     Principal
       Amount                                                                     Value
                        Holly Energy Partners LP, Sr. Note, 6.25%,
     2,900,000   1,2    3/1/2015                                                 2,842,000
     1,500,000   1,2    Inergy LP, Sr. Note, 6.875%, 12/15/2014                  1,466,250
                        MarkWest Energy Partners LP, Sr. Note,
      775,000    1,2    6.875%, 11/1/2014                                        775,000
                        Pacific Energy Partners LP, Sr. Note, 7.125%,
     2,250,000          6/15/2014                                                2,354,063
                        Semco Energy, Inc., Sr. Note, 7.125%,
     1,750,000          5/15/2008                                                1,790,399
                        Tennessee Gas Pipeline, Bond, 8.375%,
     2,225,000          6/15/2032                                                2,629,265
                        Tennessee Gas Pipeline, Sr. Deb., 7.50%,
     1,100,000          4/1/2017                                                 1,223,919
                        Transcontinental Gas Pipe Corp., Sr. Note,
     2,275,000          8.875%, 7/15/2012                                        2,718,625
     4,775,000          Williams Cos., Inc., Note, 7.625%, 7/15/2019             5,395,750
     3,425,000          Williams Cos., Inc., Note, 7.875%, 9/1/2021              3,913,063
                        Total                                                    42,943,155
                        Wireless Communications--2.3%
                        Inmarsat Finance PLC, Sr. Disc. Note,
     1,500,000    3     0/10.375%, 11/15/2012                                    1,185,000
                        Inmarsat Finance PLC, Sr. Note, 7.625%,
      550,000           6/30/2012                                                583,000
                        New Skies Satellites NV, Sr. Sub. Note,
     1,425,000   1,2    9.125%, 11/1/2012                                        1,421,438
                        Nextel Communications, Inc., Sr. Note,
     7,600,000          7.375%, 8/1/2015                                         8,246,000
     3,200,000          Rogers Wireless, Inc., 6.375%, 3/1/2014                  3,272,000
                        Rogers Wireless, Inc., Floating Rate Note -
     1,200,000          Sr. Secured Note, 6.535%, 12/15/2010                     1,257,000
                        Rogers Wireless, Inc., Sr. Secd. Note, 7.50%,
      550,000           3/15/2015                                                600,875
                        Rogers Wireless, Inc., Sr. Sub. Note, 8.00%,
     2,250,000          12/15/2012                                               2,435,625
                        US Unwired, Inc., Sr. Secd. Note, 10.00%,
     2,725,000          6/15/2012                                                3,045,188
                        Total                                                    22,046,126
                        Wireline Communications--5.2%
    10,175,000          AT&T Corp., Sr. Note, 9.75%, 11/15/2031                  13,291,094
                        Alaska Communications Systems Holdings, Inc.,
     2,204,000          Sr. Note, 9.875%, 8/15/2011                              2,347,260
                        Cincinnati Bell, Inc., Company Guarantee,
     3,275,000          7.25%, 7/15/2013                                         3,455,125
                        Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%,
      825,000           1/15/2014                                                849,750
     2,750,000          Citizens Communications Co., 9.00%, 8/15/2031            2,832,500
                        Citizens Communications Co., Unsecd. Note,
     1,025,000          9.25%, 5/15/2011                                         1,149,281
     4,300,000          MCI, Inc., Sr. Note, 8.735%, 5/1/2014                    4,832,125
    10,350,000   1,2    Qwest Corp., Note, 9.125%, 3/15/2012                     11,307,375
                        Qwest Services Corp., Sr. Sub. Note, 13.50%,
     6,750,000          12/15/2010                                               7,830,000
                        Valor Telecommunications Enterprises, Sr.
     2,400,000   1,2    Note, 7.75%, 2/15/2015                                   2,370,000
                        Total                                                    50,264,510
                        Total Corporate Bonds (identified cost
                        $903,114,639)                                            926,409,527
                        COMMON STOCKS & WARRANTS--0.3%
                                 Chemicals--0.0%
        704       4     General Chemical Industrial Products, Inc.               135,886
                        General Chemical Industrial Products, Inc.,
        302       4     Warrants                                                 0
                        General Chemical Industrial Products, Inc.,
        407       4     Warrants                                                 0
                        Total                                                    135,886
                        Consumer Products--0.0%
       1,003     1,4    Sleepmaster LLC                                          286,737
                              Food & Beverage--0.1%
      80,670            B&G Foods, Inc.                                          1,181,009
                        Industrial - Other--0.1%
      458,151    1,4    ACP Holdings Corp., Warrants                             859,033
                               Media - Cable--0.1%
      11,970      4     NTL, Inc.                                                818,987
                        Media - Non-Cable--0.0%
       1,000     1,4    Advanstar, Inc., Warrants                                20
       1,800      4     XM Satellite Radio, Inc., Warrants                       118,800
      19,800      4     Ziff Davis Media, Inc., Warrants                         1,980
                        Total                                                    120,800






    Principal
    Amount                                                                         Value
                           Metals & Mining--0.0%
                           Republic Technologies International, Inc.,
    2,000         1,4      Warrants                                                0
    57,533         4       Royal Oak Mines, Inc.                                   86
                           Total                                                   86
                                   Other--0.0%
    171           1,4      CVC Claims Litigation LLC                               0
                                 Packaging--0.0%
    1,000         1,4      Pliant Corp., Warrants                                  10
    57,000        1,4      Russell Stanley Holdings, Inc.                          0
                           Total                                                   10

                                   Paper--0.0%
    1,600         1,4      MDP Acquisitions PLC, Warrants                          32,800
                           Wireline Communications--0.0%
    17,646         4       Viatel Holding (Bermuda) Ltd.                           1,235
                           Total Common Stocks & Warrants (identified
                           cost $12,397,667)                                       3,436,583
                           PREFERRED STOCKS--0.6%
                           Media - Non-Cable--0.4%
                           Primedia, Inc., Exchangeable Pfd. Stock,
    38,300                 Series G, $8.62 Annual Dividend                         3,782,125
    108                    Ziff Davis Media, Inc., PIK Pfd., Series E-1            74,790
                           Total                                                   3,856,915
                                 Retailers--0.2%
                           General Nutrition Centers Holding Co.,
    3,125                  Exchangeable Pfd. Stock, Series A                       2,101,563
                           Total Preferred Stocks (identified cost
                           $6,922,625)                                             5,958,478
                           REPURCHASE AGREEMENT--1.4% Interest in $1,593,000,000
                           joint repurchase agreement with BNP Paribas
                           Securities Corp., 3.45%, dated 6/30/2005 to be
                           purchased at $13,926,334 on 7/1/2005, collateralized
                           by U.S. Government Agency Obligations with various
                           maturities to 11/1/2035, collateral market value
    13,925,000             $1,633,156,051 (at amortized cost)                      13,925,000
                           Total Investments - 98.6% (identified cost
                           $941,208,382)5                                          954,581,935
                           other assets and liabilities - net - 1.4%               13,727,707
                           total net assets - 100%                           $     968,309,642



1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At June 30, 2005, these securities amounted to $172,840,465 which represents 17.8% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At June 30, 2005, these securities amounted to $171,447,345 which represents 17.7% of total net assets.

3    Denotes a Zero Coupon bond with effective rate at time of purchase.

4    Non-income producing security.

5    The cost of investments for federal tax purposes amounts to $943,236,802.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

The following acronyms are used throughout this portfolio:

    GTD    -- Guaranteed
    PIK    -- Payment in Kind
See Notes which are an integral part of the Financial Statements





STATEMENT OF ASSETS AND LIABILITIES


June 30, 2005 (unaudited)
Assets:
Total investments in securities, at value
(identified cost $941,208,382)                                      $954,581,935
Cash                                                                327
Income receivable                                                   19,399,841
Receivable for investments sold                                     488,950

Total assets                                                        974,471,053
Liabilities:

Payable for investments purchased                     $5,318,872
Income distribution payable                           809,413
Accrued expenses                                      33,126
Total liabilities                                                   6,161,411

Net assets for 142,468,356 shares outstanding $968,309,642 Net Assets Consist of:

Paid-in capital                                                     $1,149,437,253
Net unrealized appreciation of investments                          13,373,553

Accumulated net realized loss on investments                        (192,106,332)

Distributions in excess of net investment income                    (2,394,832)

Total Net Assets                                                    $968,309,642
Net Asset Value, Offering Price and Redemption
Proceeds Per Share:
$968,309,642 / 142,468,356 shares outstanding, no
par value, unlimited shares authorized                              $6.80
See Notes which are an integral part of the Financial Statements






STATEMENT OF OPERATIONS


Six Months Ended June 30, 2005 (unaudited)

Investment Income:
Dividends                                                            $256,326

Interest                                                             41,199,073

Total income                                                         41,455,399
Expenses:
Administrative personnel and services fee
(Note 5)                                              $398,128
Custodian fees                                        25,504
Transfer and dividend disbursing agent fees
and expenses                                          8,777
Directors'/Trustees' fees                             7,123
Auditing fees                                         9,634
Legal fees                                            6,232
Portfolio accounting fees                             76,892
Insurance premiums                                    8,903
Miscellaneous                                         2,439
Total expenseS                                        543,632
Waiver of administrative personnel and
services fee(Note 5)                                                 (398,128)
Net expenses                                                         145,504

Net investment income                                                41,309,895
Realized and Unrealized Gain (Loss) on
Investments:
Net realized gain on investments                                     1,866,033
Net change in unrealized appreciation of
investments                                                          (39,762,044)
Net realized and unrealized loss on
investments                                                          (37,896,011)
Change in net assets resulting from
operations                                                           $3,413,884
See Notes which are an integral part of the Financial Statements






STATEMENT OF CHANGES IN NET ASSETS


                                                       Six Months
                                                          Ended
                                                        (unaudited)          Year Ended
                                                        6/30/2005            12/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income                                   $41,309,895         $97,405,640
Net realized gain on investments                        1,866,033           26,670,940
Net change in unrealized
appreciation/depreciation of investments                (39,762,044)        1,822,206
Change in net assets resulting from
operations                                              3,413,884           125,898,786
Distributions to Shareholders:
Distributions from net investment income                (43,181,720)        (100,935,028)
Share Transactions:
Proceeds from sale of shares                            27,521,751          49,204,600
Net asset value of shares issued to
shareholders in payment of distributions
declared                                                38,165,305          91,824,539
Cost of shares redeemed                                 (185,072,041)       (237,208,797)
Change in net assets resulting from share
transactions                                            (119,384,985)       (96,179,658)
Change in net assets                                    (159,152,821)       (71,215,900)
Net Assets:
Beginning of period                                     1,127,462,463       1,198,678,363
End of period (including distributions in
excess of net investment income of
$(2,394,832) and $(523,007), respectively)              $ 968,309,642       $1,127,462,463
See Notes which are an integral part of the Financial Statements





NOTES TO FINANCIAL STATEMENTS


June 30, 2005 (unaudited)

1.    ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of two diversified portfolios, High-Yield Bond Portfolio (the "Fund") and Federated Mortgage Core Portfolio. The financial statements included herein are only those of the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are accredited investors within the meaning of Regulation D of the Securities Act of 1933.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


Investment Valuation

Listed corporate bonds, other fixed income, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").


Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.


Investment Income, Expenses and Distributions

Interest   income  and  expenses  are  accrued   daily.   Dividend   income  and
distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.


Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.


Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.


When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2005, is as follows:



Security                                        Acquisition Date      Acquisition Cost
ACP Holdings Corp., Warrants                        9/24/2003                $ 0
Advanstar, Inc., Warrants                           2/14/2001             $ 82,172
CVC Claims Litigation LLC                      3/26/1997-5/20/1998       $ 1,676,091
MDP Acquisitions PLC, Warrants                      9/23/2002                $ 0
Pliant Corp., Warrants                              10/5/2000             $ 37,681
Republic Technologies International,                8/6/1999                 $ 0
Inc., Warrants
Russell Stanley Holdings, Inc.                      11/9/2001                $ 0
Russell Stanley Holdings, Inc., Sr. Sub.       2/5/1999-5/15/2005        $ 2,969,265
Note, 9.00%, 11/30/2008
Sleepmaster LLC                                5/12/1999-12/13/1999       $ 926,114

Use of Estimates
------------------------------------------------------------------------------------------
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


Other
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.
3.....SHARES OF BENEFICIAL INTEREST The following table summarizes share activity:

                                                                      Six Months
                                                        Ended           Year Ended
                                                      6/30/2005         12/31/2004
Shares sold                                           4,021,786          7,111,840
Shares issued to shareholders in payment of           5,557,724         13,250,561
distributions declared
Shares redeemed                                     (26,376,907)       (34,151,872)
  NET CHANGE RESULTING FROM SHARE TRANSACTIONS      (16,797,397)       (13,789,471)

------------------------------------------------------------------------------------------





4.    FEDERAL TAX INFORMATION

At June 30, 2005, the cost of investments for federal tax purposes was $943,236,802. The net unrealized appreciation of investments for federal tax purposes was $11,345,133. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
$49,152,538 and net unrealized depreciation from investments for those securities having an excess of cost over value of $37,807,405.

At December 31, 2004, the Fund had a capital loss carryforward of $187,095,650 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

          Expiration Year                     Expiration Amount
----------------------------------------------------------------------
----------------------------------------------------------------------
                2009                             $52,994,308
----------------------------------------------------------------------
----------------------------------------------------------------------
                2010                             $88,455,746
----------------------------------------------------------------------
----------------------------------------------------------------------
                2011                             $45,645,596
----------------------------------------------------------------------
5.....INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee
Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.


Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee of          Average Aggregate Daily Net Assets the
                                                  Federated Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
            0.150%                             on the first $5 billion
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
            0.125%                             on the next $5 billion
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
            0.100%                             on the next $10 billion
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
            0.075%                       on assets in excess of $20 billion
-------------------------------------------------------------------------------

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.


General
Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6.....INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2005, were as follows:

Purchases                         $134,887,740
Sales                             $257,135,939

7.....LEGAL PROCEEDINGS

-------------------------------------------------------------------------------

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.






BOARD REVIEW OF ADVISORY CONTRACT


As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.






VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or
information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of
"householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409N101

31867 (8/05)











Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer

Date        August 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ John B. Fisher
            John B. Fisher, Principal Executive Officer
Date        August 15, 2005


By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
Date        August 15, 2005